Marketable Securities (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities
Amortized Cost	$ 31,987,000
Gross Unrealized Losses	(31,000)
Estimated Fair Value	31,956,000
Realized gains or losses from the sale of marketable securities	0	0	0	0	1,000
Amortized Cost
Mature in one year or less	21,749,000
Mature after one year through two years	10,238,000
Amortized cost	31,987,000
Estimated Fair Value
Mature in one year or less	21,734,000
Mature after one year through two years	10,222,000
Estimated Fair Value	31,956,000
U.S. government agency securities
Marketable securities
Amortized Cost	3,999,000
Gross Unrealized Losses	(3,000)
Estimated Fair Value	3,996,000
Estimated Fair Value
Estimated Fair Value	3,996,000
Financial
Marketable securities
Amortized Cost	21,944,000
Gross Unrealized Losses	(21,000)
Estimated Fair Value	21,923,000
Estimated Fair Value
Estimated Fair Value	21,923,000
Industrial
Marketable securities
Amortized Cost	4,017,000
Gross Unrealized Losses	(4,000)
Estimated Fair Value	4,013,000
Estimated Fair Value
Estimated Fair Value	4,013,000
Other
Marketable securities
Amortized Cost	2,027,000
Gross Unrealized Losses	(3,000)
Estimated Fair Value	2,024,000
Estimated Fair Value
Estimated Fair Value	$ 2,024,000